Accounts Receivable	12 Months Ended
Sep. 30, 2023
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable as of September 30, 2023 and 2022 consisted of the following:

	2023	2022
Accounts receivable	$25,021,916	$21,855,584
Less: allowance for doubtful accounts	(2,391,641)	(2,197,396)
Accounts receivable, net	$22,630,275	$19,658,188

The Company’s customers are for the most part, state-owned entities and construction companies. Due to the nature of the customers and the practice of the industry, the Company generally allows credit period of 180 days to its customers. The average accounts receivable turnover period was approximately 105 days, 108 days and 106 days for the fiscal years ended September 30, 2023, 2022 and 2021, respectively.

Changes of allowance for doubtful accounts for the years ended September 30, 2023 and 2022 are as follow:

	2023	2022
Beginning balance	$2,197,396	$3,066,937
Addition (reduction) of bad debt allowance	257,784	(580,631)
Exchange difference	(63,539)	(288,910)
Ending balance	$2,391,641	$2,197,396

No bad debt write-off recorded by the Company during the years ended September 30, 2023 and 2022.